Aristotle Multi-Asset Growth and Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

AFFILIATED OPEN-END FUNDS - 59.6%	Shares		Value
Affiliated Equity Open-End Funds - 43.7%
Aristotle Core Equity Fund - Class I (a)(b)	10,031,223		$ 177,953,890
Aristotle Growth Equity Fund - Class I (b)	4,493,461		70,861,879
Aristotle International Equity Fund - Class I (b)	3,123,823		42,890,084
			291,705,853

Affiliated Fixed Income Open-End Funds - 15.9%
Aristotle Core Bond Fund - Class I (b)	4,587,796		39,959,706
Aristotle Floating Rate Income Fund - Class I (b)	2,164,664		19,979,853
Aristotle High Yield Bond Fund - Class I (b)	3,647,290		33,299,755
Aristotle Strategic Income Fund - Class I (b)	1,281,992		13,319,902
			106,559,216
TOTAL AFFILIATED OPEN-END FUNDS (Cost $320,803,225)			398,265,069

EXCHANGE TRADED FUNDS - 39.9%	Shares		Value
Alternatives Exchange Traded Funds - 0.4%
iShares Bitcoin Trust ETF (c)	77,767		2,588,863

Equity Exchange Traded Funds - 37.8%
Global X Data Center & Digital Infrastructure ETF	174,701		5,305,669
Global X US Infrastructure Development ETF	272,157		16,035,491
iShares Core MSCI Emerging Markets ETF	121,975		10,104,409
iShares Global Infrastructure ETF	102,583		6,832,028
iShares Global REIT ETF	153,988		4,253,149
iShares MSCI EAFE Growth ETF	217,371		27,045,300
iShares MSCI EAFE Value ETF (d)	349,746		26,773,056
iShares S&P 500 Value ETF	282,002		64,031,374
iShares S&P Mid-Cap 400 Growth ETF	183,394		21,548,795
iShares S&P Small-Cap 600 Growth ETF	60,165		10,745,469
State Street SPDR S&P 400 Mid Cap Value ETF	210,735		19,988,215
State Street SPDR S&P 600 Small Cap Growth ETF	112,678		13,423,330
State Street SPDR S&P 600 Small Cap Value ETF	244,420		26,668,666
			252,754,951

Fixed Income Exchange Traded Funds - 1.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF (d)	68,634		6,619,063
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	18,854		1,727,780
Vanguard Total Bond Market ETF	35,160		2,581,096
			10,927,939
TOTAL EXCHANGE TRADED FUNDS (Cost $259,871,182)			266,271,753

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.1%	Shares		Value
Money Market Funds - 8.1%
GS Financial Square Government Fund - Institutional Class, 3.53% (e)	54,291,225		54,291,225
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $54,291,225)			54,291,225

TOTAL INVESTMENTS - 107.6% (Cost $634,965,632)			718,828,047
Money Market Deposit Account - 0.3% (f)			1,903,870
Liabilities in Excess of Other Assets - (7.9)%		(0.07859)	(52,517,334)
TOTAL NET ASSETS - 100.0%			$ 668,214,583
Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $17,361,469.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$ 398,265,069	$ –	$ –	$ 398,265,069
Exchange Traded Funds	266,271,753	–	–	266,271,753
Investments Purchased with Proceeds from Securities Lending	54,291,225	–	–	54,291,225
Total Investments	$ 718,828,047	$ –	$ –	$ 718,828,047

Refer to the Schedule of Investments for further disaggregation of investment categories.